Compensation of the board of directors and key management personnel - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Compensation of the board of directors and key management personnel
Directors' remuneration expense	€ 556	€ 470	€ 60
Directors travel costs reimbursements	105	0	34
Key management personnel	9,362	6,207	3,067
Post-employment pension and medical benefits	€ 456	€ 357	€ 386